Principal Payments on Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
For the year ended December 31, 2013	$ 21.8
For the year ended December 31, 2014	0.1
For the year ended December 31, 2015
For the year ended December 31, 2016	383.5
For the year ended December 31, 2017	600.0
For the years ended thereafter	$ 300.0